PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5. PROPERTY AND EQUIPMENT
The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):
		December 31,
	Useful Lives	2021	2020
Computers and office equipment	3 years	$ 2,467	$ 1,684
Furniture and fixtures	5 years	437	305
Leasehold improvements	7 years	385	320
Software development costs	3 years	28,272	18,913
Total		31,561	21,222
Less: Accumulated depreciation and amortization		(12,393)	(6,206)
Property and equipment, net		$ 19,168	$15,016
Depreciation and amortization expense for property and equipment for the years ended December 31, 2021 and 2020 was $6.2 million and $3.7 million, respectively, included in our consolidated statements of operations.
As of December 31, 2021 and 2020, the unamortized balance of capitalized software development costs was $16.7 million and $14.0 million, respectively. Amortization of capitalized software development costs for the years ended December 31, 2021 and 2020 was $5.5 million and $3.0 million, respectively, included in depreciation and amortization of our consolidated statements of operations.